Fair Value Measurements - Narrative (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Fair Value Disclosures [Abstract]
Fair value change of convertible notes	$ 0	$ 1,754